Risk Management Activities - Non-Hedges (Details) $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedges [line items]
Fair value asset		$ 3			$ 2
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2026, Contract One
Disclosure of detailed information about hedges [line items]
Fair value liability		(1)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Fair value asset		(12)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Fair value asset		4
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022-2025, Contract One
Disclosure of detailed information about hedges [line items]
Fair value liability					(5)
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Fair value asset					8
Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2022
Disclosure of detailed information about hedges [line items]
Fair value asset		3			1
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2026, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount sold	$ 183
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Notional amount purchased		102
AUD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022-2025, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount sold				$ 28
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2026, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount purchased		168
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount purchased		761
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022-2025, Contract One
Disclosure of detailed information about hedges [line items]
Notional amount purchased					26
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount purchased					357
Canada, Dollars | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2022
Disclosure of detailed information about hedges [line items]
Notional amount sold		$ 159			$ 191
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold			$ 573
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2023
Disclosure of detailed information about hedges [line items]
Notional amount sold			66
USD | Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Discontinued Hedge Positions | Currency risk | Maturity, 2022-2025, Contract Two
Disclosure of detailed information about hedges [line items]
Notional amount sold						$ 271
USD | Foreign exchange forward contracts – foreign-denominated debt | Discontinued Hedge Positions | Currency risk | Maturity, 2022
Disclosure of detailed information about hedges [line items]
Notional amount purchased			$ 120			$ 150